Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2021
Selling And Marketing Expenses [Abstract]
Schedule of selling and marketing expenses
7	SELLING AND MARKETING EXPENSES

	2021	2020
	USD	USD

Advertising expenses	3,105,512	2,359,656
Marketing and branding expenses	4,908,421	2,924,496
	8,013,933	5,284,152